UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     March 31, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $45,463 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104       82    12056 SH       12056                       0        0    12056
BGC PARTNERS INC               CL A             05541T101       22    10000 SH       10000                       0        0    10000
BRISTOL MYERS SQUIBB CO        COM              110122108     3377   154079 SH       154079                      0        0   154079
BUNGE LIMITED                  COM              G16962105      357     6300 SH       6300                        0        0     6300
CARMAX INC                     COM              143130102      498    40000 SH       40000                    3000        0    37000
CENTEX CORP                    COM              152312104      300    40000 SH       40000                       0        0    40000
CIT GROUP INC                  COM              125581108      506   177437 SH       177437                  18573        0   158864
CROSS TIMBERS RTY TR           TR UNIT          22757R109      380    20865 SH       20865                       0        0    20865
DNP SELECT INCOME FD           COM              23325P104       78    11410 SH       11410                       0        0    11410
E TRADE FINANCIAL CORP         COM              269246104       45    35000 SH       35000                       0        0    35000
EXXON MOBIL CORP               COM              30231G102      249     3655 SH       3655                        0        0     3655
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     3292   168745 SH       168745                   6000        0   162745
FIFTH THIRD BANCORP            COM              316773100      205    70110 SH       70110                   13000        0    57110
GENERAL DYNAMICS CORP          COM              369550108      982    23600 SH       23600                    1000        0    22600
GENERAL ELECTRIC CO            COM              369604103      715    70685 SH       70685                    6000        0    64685
GERON CORP                     COM              374163103     1845   412767 SH       412767                  40000        0   372767
HEALTHCARE RLTY TR             COM              421946104      775    51733 SH       51733                       0        0    51733
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102      131    10900 SH       10900                       0        0    10900
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     1539   160950 SH       160950                      0        0   160950
INTEL CORP                     COM              458140100     2542   168877 SH       168877                      0        0   168877
JPMORGAN CHASE & CO            COM              46625H100      384    14446 SH       14446                       0        0    14446
M D C HLDGS INC                COM              552676108      262     8400 SH       8400                        0        0     8400
MACK CALI RLTY CORP            COM              554489104      230    11600 SH       11600                       0        0    11600
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104      350    71220 SH       71220                    9500        0    61720
MOTOROLA INC                   COM              620076109      619   146300 SH       146300                  11000        0   135300
NEW YORK CMNTY BANCORP INC     COM              649445103      455    40777 SH       40777                       0        0    40777
NEWMONT MINING CORP            COM              651639106     2234    49917 SH       49917                       0        0    49917
NVIDIA CORP                    COM              67066G104     1429   144900 SH       144900                   3000        0   141900
PENN WEST ENERGY TR            TR UNIT          707885109      618    65168 SH       65168                       0        0    65168
PFIZER INC                     COM              717081103     1193    87583 SH       87583                       0        0    87583
PHOENIX COS INC NEW            COM              71902E109       23    20000 SH       20000                       0        0    20000
PICO HLDGS INC                 COM NEW          693366205     2704    89933 SH       89933                       0        0    89933
POTASH CORP SASK INC           COM              73755L107      622     7700 SH       7700                        0        0     7700
REDWOOD TR INC                 COM              758075402      650    42345 SH       42345                    3000        0    39345
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      785    54936 SH       54936                       0        0    54936
SATCON TECHNOLOGY CORP         COM              803893106      164    99100 SH       99100                   55000        0    44100
SENECA FOODS CORP NEW          CL A             817070501     4245   203685 SH       203685                  44500        0   159185
SENECA FOODS CORP NEW          CL B             817070105     1930    91845 SH       91845                    4149        0    87696
SONOSITE INC                   COM              83568G104     2152   120336 SH       120336                   6000        0   114336
SONY CORP                      ADR NEW          835699307     1645    79751 SH       79751                       0        0    79751
SUNCOR ENERGY INC              COM              867229106      244    11000 SH       11000                       0        0    11000
TESSERA TECHNOLOGIES INC       COM              88164L100     1201    89800 SH       89800                    6000        0    83800
VULCAN MATLS CO                COM              929160109      912    20600 SH       20600                     400        0    20200
WAL MART STORES INC            COM              931142103     2492    47824 SH       47824                       0        0    47824